CONDENSED STATEMENTS OF INCOME - USD ($)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INTEREST INCOME
Finance Charges		$ 147,813,018	$ 140,071,693	$ 128,761,404
Net Investment Income		4,777,467	4,497,090	3,818,099
Total Interest Income		152,590,485	144,568,783	132,579,503
INTEREST EXPENSE
Senior Debt		11,868,927	10,755,834	10,091,821
Subordinated Debt		1,086,012	1,195,676	1,380,051
Total interest expense		12,954,939	11,951,510	11,471,872
NET INTEREST INCOME		139,635,546	132,617,273	121,107,631
PROVISION FOR LOAN LOSSES	[1]	36,887,285	32,622,546	27,623,368
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES		102,748,261	99,994,727	93,484,263
INSURANCE INCOME
Premiums		52,446,561	47,964,294	45,683,657
Insurance Claims and Expenses		(12,559,411)	(10,836,029)	(10,205,444)
Total Insurance Income		39,887,150	37,128,265	35,478,213
OTHER REVENUE		3,325,389	7,166,666	7,708,981
OTHER OPERATING EXPENSES:
Personnel Expense		71,834,872	67,419,267	63,044,814
Occupancy Expense		13,707,326	13,188,162	12,368,589
Other Expense		29,288,935	26,150,789	22,857,629
Total Operating Expenses		114,831,133	106,758,218	98,271,032
INCOME BEFORE INCOME TAXES		31,129,667	37,531,440	38,400,425
PROVISION FOR INCOME TAXES	[2]	5,263,994	4,197,694	3,992,664
Net Income (Loss)		$ 25,865,673	$ 33,333,746	$ 34,407,761
BASIC EARNINGS PER SHARE	[3]	$ 152.15	$ 196.08	$ 202.40

[1]	See Note 2.
[2]	See Note 12.
[3]	Per share data is based on 170,000 Shares Outstanding for All Periods (1,700 voting, 168,300 non-voting).